RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
5. RELATED PARTY TRANSACTIONS

As at December 31, 2016, the Company has a non-interest bearing loan from the stockholders and directors in the amount of $38,628 [2015 - $2,628].

As at December 31, 2016, the Company accrued director fees in the amount of $36,000 [2015 - $Nil].